INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Current income tax liabilities	$ 66,765	$ 31,618	$ 5,147